Impact from Foreign Exchange Derivative Instruments Designated in Cash Flow Hedges (Detail) - Cash Flow Hedge - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain recorded in accumulated other comprehensive loss	$ 3,716	$ 384
Gain reclassified from accumulated other comprehensive loss into earnings	$ (2,730)